LINCOLN BENEFIT LIFE COMPANY
LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

Supplement, dated February 1, 2010, to the
Prospectus Dated May 1, 2009 for
Consultant I Variable Annuity

This supplement amends certain disclosure contained in the above-referenced prospectus for certain variable annuity contracts issued by Lincoln Benefit Life Company.

Effective February 1, 2010, the name of the Putnam VT International Growth and Income Fund will be changed to Putnam VT International Value Fund.

Please keep this supplement for future reference together with your prospectus.